Warrant Liabilities - Schedule of Private Warrants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Private Warrants [Abstract]
Balance	$ 439	$ 1,716
Fair value remeasurement	(312)	(1,277)
Balance	$ 127	$ 439